SEGMENT INFORMATION - Non-current Assets Other Than Deferred Tax Assets by Jurisdiction (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	$ 1,239,184	$ 971,050
Spain
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	590,646	540,237
Argentina
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	156,594	165,163
United States of America
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	83,666	66,701
Colombia
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	64,666	50,785
Mexico
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	51,965	30,445
United Kingdom
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	51,746	52,185
Uruguay
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	47,903	15,546
Denmark
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	32,469	0
Brazil
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	28,649	3,783
Italy
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	27,844	0
India
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	26,814	21,521
Australia
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	24,779	0
Hong Kong
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	15,577	0
Chile
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	13,395	6,660
Peru
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	8,393	6,883
Belarus
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	5,461	6,157
Luxembourg
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	4,226	4,226
Romania
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	1,492	640
Germany
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	1,112	23
Costa Rica
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	821	0
Ecuador
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	690	30
Other countries
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	$ 276	$ 65